Costs	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Costs
26. COSTS

	2024	2023	2022
Inventories at the beginning of the fiscal year	1,683	1,738	1,500
Purchases	4,531	5,106	6,212
Production costs (1)	9,252	8,703	7,704
Translation effect	(10)	(29)	(13)
Inventories write-down	(21)	-	-
Adjustment for inflation (2)	28	18	19
Reclassifications (3)	(7)	-	-
Inventories at the end of the fiscal year	(1,546)	(1,683)	(1,738)

	13,910	13,853	13,684

(1)	See Note 27.
(2)
Corresponds to adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(3)
Corresponds to the balances of our subsidiary YPF Brasil reclassified to the “Assets held for sale” line item in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.